Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,505,059.04
Previously Paid Amount	0.00
Total Fee Amount	6,974.75
Total Offset Amount	0.00
Net Fee	$ 6,974.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A